Shareholder Report, Holdings (Details) - C000009557 [Member]	Dec. 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.67%